Retirement and Welfare Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement and Welfare Benefits (Textual)
Cost of revenue	$ 14,976,016	$ 6,938,063	$ 5,547,779
Selling and marketing expenses	3,764,792	14,695,165	23,908,733
General and administrative expenses	22,844,383	6,750,417	2,451,249
Research and development expenses	8,710,746	3,478,570	1,046,198
Retirement and Welfare Benefits [Member]
Retirement and Welfare Benefits (Textual)
Provision for employee benefits	734,917	289,679	170,227
Cost of revenue	34,240	9,945	23,392
Selling and marketing expenses	228,140	76,971	48,957
General and administrative expenses	156,129	75,104	49,717
Research and development expenses	$ 316,408	$ 127,660	$ 48,161